UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace - 0.6%
United Technologies Corp.	3,500	$229,565

Air Freight & Logistics - 2.2%
FedEx Corp.	5,500	455,510
United Parcel Service, Inc.- Class B	6,200	397,544
		853,054
Auto Components - 0.2%
Magna International Inc.-Class A (b)	1,500	85,905

Automobiles - 0.5%
Harley-Davidson, Inc.	1,200	47,736
Thor Industries, Inc.	6,000	137,880
		185,616
Beverages - 0.6%
PepsiCo, Inc.	3,600	246,528

Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (a)	9,000	405,720
Amgen, Inc. (a)	8,000	502,800
Genentech, Inc. (a)	5,500	543,125
Gilead Sciences, Inc. (a)	5,700	300,276
Seattle Genetics, Inc. (a)	10,000	111,500
Vertex Pharmaceuticals Inc. (a)	6,000	161,160
		2,024,581
Chemicals - 3.2%
Agrium Inc. (b)	4,100	345,630
Ashland Inc	5,000	204,650
Monsanto Co.	1,000	114,250
Syngenta AG - ADR	2,300	123,464
Terra Industries Inc.	4,400	221,100
The Mosaic Co.	1,200	128,088
Zoltek Companies, Inc. (a)	8,000	136,240
		1,273,422
Commercial Services - 0.2%
Career Education Corp. (a)	5,000	93,750

Commercial Services & Supplies - 1.7%
The Brink's Co.	5,500	383,790
CoStar Group Inc. (a)	2,000	105,620
Layne Christensen Co. (a)	3,000	164,640
		654,050
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	13,500	324,675
Corning Inc.	13,300	273,182
EchoStar Corp. - Class A (a)	7,000	219,380
Harris Corp.	7,500	392,700
Infinera Corp. (a)	9,000	99,180
Juniper Networks, Inc. (a)	5,500	141,350
QUALCOMM, Inc.	8,200	431,730
Research In Motion Ltd. (a)(b)	1,100	133,760
		2,015,957
Computers & Peripherals - 0.7%
Apple Inc. (a)	1,500	254,295

Construction & Engineering - 5.2%
Aecom Technology Corp. (a)	7,000	223,720
Chicago Bridge & Iron Co N.V. (b)	15,700	502,714
Foster Wheeler Ltd. (a)(b)	6,100	303,109
Granite Construction Inc.	7,500	275,100
Jacobs Engineering Group Inc. (a)	3,000	221,460
McDermott International, Inc. (a)(b)	5,300	184,069
Quanta Services, Inc. (a)	9,000	287,460
Vulcan Materials Co.	500	37,420
		2,035,052
Copper Ores - 0.4%
Ivanhoe Mines Ltd. (a)(b)	15,500	174,444

Distributors - 0.1%
Genuine Parts Co.	1,100	46,662

Diversified Telecommunication Services - 0.5%
Chunghwa Telecom Co. Ltd. - ADR	7,500	185,550

Drilling Oil & Gas Wells - 0.8%
Pioneer Drilling Co. (a)	19,500	326,820

Electrical Equipment - 2.3%
Acuity Brands, Inc.	8,000	348,080
AZZ Inc. (a)	5,000	217,250
Baldor Electric Co.	9,000	320,760
Rockwell Automation, Inc.	700	33,047
		919,137
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	3,300	114,708
Amphenol Corp. - Class A	3,000	142,560
FLIR Systems, Inc. (a)	3,000	107,100
NIDEC CORPORATION - ADR	8,300	140,768
ScanSource, Inc. (a)	3,000	90,270
Trimble Navigation Ltd. (a)	2,000	67,700
		663,106
Energy Equipment & Services - 7.1%
Core Laboratories N.V. (b)	2,000	248,280
Diamond Offshore Drilling, Inc.	1,700	186,847
FMC Technologies, Inc. (a)	1,300	69,628
Natural Gas Services Group (a)	8,000	207,520
Noble Corp. (b)	1,000	50,290
Patterson-UTI Energy, Inc.	21,500	611,030
Rowan Companies, Inc.	13,000	480,220
Schlumberger Ltd. (b)	6,600	621,852
Superior Well Services, Inc. (a)	10,000	329,600
		2,805,267
Food & Staples Retailing - 0.3%
CVS Caremark Corp.	2,800	102,480

Food Products - 1.0%
Lance, Inc.	4,000	81,960
Nestle SA - ADR	4,415	195,356
Peet's Coffee & Tea Inc. (a)	4,000	104,960
		382,276
Gold Ores - 0.6%
FNX Mining Co. Inc. (a)(b)	3,000	43,200
Teck Cominco Ltd.-Class B (b)	5,000	207,300
		250,500
Health Care Equipment & Supplies - 5.0%
Becton, Dickinson & Co.	2,100	183,498
C.R. Bard, Inc.	6,000	560,700
DENTSPLY International, Inc.	1,000	39,190
Illumina, Inc. (a)	5,000	430,650
Medtronic, Inc.	3,700	202,020
Zimmer Holdings, Inc. (a)	7,500	542,925
		1,958,983
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG & Co. KGaA - ADR	3,000	160,590
PSS World Medical, Inc. (a)	7,000	127,890
		288,480
Manufactured Homes - 0.3%
Skyline Corp.	4,600	105,202

Household Products - 0.5%
Colgate-Palmolive Co.	2,000	152,060
Matsushita Electric Industrial Co., Ltd. - ADR	2,800	57,456
		209,516

Industrial Conglomerates - 0.4%
3M Co.	2,000	143,200

Internet & Catalog Retail - 0.3%
VistaPrint Ltd. (a)(b)	3,000	99,720

Internet Software & Services - 0.9%
Google Inc. (a)	750	347,468

IT Services - 2.2%
Accenture Ltd. - Class A (b)	8,000	330,880
Automatic Data Processing, Inc.	9,500	421,610
Infosys Technologies LTD. - ADR	2,500	103,200
		855,690
Machinery - 8.2%
Ampco-Pittsburgh Corp.	5,000	217,200
Bucyrus International, Inc. - Class A	4,000	279,400
CIRCOR International, Inc.	7,500	451,950
Illinois Tool Works, Inc.	7,000	347,270
Joy Global Inc.	3,500	248,640
Kaydon Corp.	7,000	390,110
L.B. Foster Co.- Class A (a)	5,000	192,800
The Manitowoc Co., Inc.	7,500	188,850
Parker Hannifin Corp.	6,000	384,420
Robbins & Myers, Inc.	8,500	381,225
Sun Hydraulics Corp.	4,500	148,905
		3,230,770
Management Services - 0.6%
Michael Baker Corp. (a)	7,200	249,264

Medicinal Chemicals And Botanical Products - 1.0%
Novo-Nordisk A/S - ADR	7,300	405,588

Metals & Mining - 5.8%
Agnico-Eagle Mines Ltd. (b)	2,100	120,204
Brush Engineered Materials Inc. (a)	7,500	219,750
Freeport-McMoRan Copper & Gold, Inc.	2,000	178,640
Haynes International, Inc. (a)	3,500	204,610
Kaiser Aluminum Corp.	5,000	270,300
Newmont Mining Corp.	5,500	248,050
Nucor Corp.	1,500	78,750
Randgold Resources Ltd. - ADR	6,000	263,340
Schnitzer Steel Industries, Inc.	3,000	205,230
Sims Group Ltd. - ADR	12,500	366,000
Universal Stainless & Alloy Products, Inc. (a)	3,500	126,525
		2,281,399
Office Electronics - 1.1%
CANON Inc. - ADR	10,000	447,400

Oil & Gas - 8.7%
BG Group PLC - ADR	2,500	277,925
Contango Oil & Gas Co. (a)	3,500	248,920
EOG Resources, Inc.	6,100	636,962
Imperial Oil Ltd. (b)	3,500	179,445
Occidental Petroleum Corp.	3,000	238,080
Royal Dutch Shell PLC - Class A - ADR	7,400	514,448
StatoilHydro ASA - ADR	20,300	621,789
Stone Energy Corp. (a)	1,980	94,386
Tesco Corp. (a)(b)	11,500	390,655
Total SA - ADR	1,000	71,880
Ultra Petroleum Corp. (a)(b)	2,500	170,375
		3,444,865
Paper & Forest Products - 0.4%
Deltic Timber Corp.	2,500	153,175

Personal Products - 0.2%
Avon Products, Inc.	1,600	68,528

Pharmaceuticals - 4.4%
Abbott Laboratories	5,000	287,150
Alcon, Inc. (b)	1,200	204,348
Amylin Pharmaceuticals, Inc. (a)	15,000	329,700
Auxilium Pharmaceuticals Inc. (a)	3,500	137,585
Eli Lilly & Co.	4,500	209,925
Forest Laboratories, Inc. (a)	2,000	71,380
Genzyme Corp. (a)	1,000	78,300
Johnson & Johnson	6,000	422,580
		1,740,968
Road & Rail - 1.0%
Genesee & Wyoming Inc. - Class A (a)	8,000	344,080
Providence and Worcester Railroad Co.	2,000	38,800
		382,880
Semiconductor & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	8,300	148,736
Atheros Communications (a)	5,500	179,355
Broadcom Corp. - Class A (a)	3,800	91,428
Cree, Inc. (a)	15,500	361,305
Cymer, Inc. (a)	9,500	284,430
Cypress Semiconductor Corp. (a)	22,000	713,240
Intel Corp.	7,500	171,525
Rambus, Inc. (a)	14,000	246,260
		2,196,279
Software - 6.3%
Adobe Systems, Inc. (a)	9,000	385,470
Microsoft Corp.	18,900	515,781
Nintendo Co., Ltd - ADR (a)	2,000	119,327
Salesforce.com, Inc. (a)	13,500	756,270
Synopsys, Inc. (a)	7,000	150,710
Teradata Corp. (a)	10,000	245,700
VMware Inc.- Class A (a)	8,400	333,480
		2,506,738
Specialty Retail - 3.5%
Bed Bath & Beyond, Inc. (a)	10,000	306,600
Best Buy Co., Inc.	12,000	537,240
Foot Locker, Inc.	3,200	52,128
O'Reilly Automotive, Inc. (a)	4,000	116,480
Staples, Inc.	15,100	365,420
		1,377,868
Textiles, Apparel & Luxury Goods - 0.9%
Nike, Inc. - Class B	5,700	345,477

Water Supply - 0.2%
Pure Cycle Corp. (a)	12,500	75,500

Wireless Telecommunication Services - 0.5%
China Mobile Ltd. - ADR	2,500	141,800
NTT DoCoMo, Inc. - ADR (a)	2,500	39,125
		180,925

TOTAL COMMON STOCKS (Cost $38,171,902)		38,903,900

Total Investments (Cost $38,171,902) - 98.8%		38,903,900
Other Assets in Excess of Liabilities - 1.2%		474,515
TOTAL NET ASSETS - 100.0%		$39,378,415

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments	$38,171,902
Gross unrealized appreciation	3,962,662
Gross unrealized depreciation	(3,230,664)
Net unrealized depreciation	$731,998

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Iman Fund
FAS 157 - Summary of Fair Value Exposure at August 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of August 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 38,903,900	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 38,903,900	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

(Admins. - modify the above sentence to remove instruments not applicable.)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By    /s/ Bassam Osman
                               Bassam Osman, President

Date     10/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Bassam Osman
                               Bassam Osman, President

Date   10/07/2008

By    /s/ Mohammad Basheeruddin
                               Mohammad Basheeruddin, Treasurer

Date   10/07/2008